Schedule of Investments February 28, 2022 (unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.8% (1)
Australia Flow Control Equipment - 1.1% (1)
Reliance Worldwide Corporation Limited	190,372	$637,413
Finland Water Equipment/Services - 0.5% (1)
Uponor OYJ	13,070	292,509
France Water Infrastructure - 7.2% (1)
Veolia Environnement SA	118,792	4,157,041
Hong Kong Water Equipment/Services - 0.7% (1)
China Lesso Group Holdings Ltd.	239,327	366,895
Hong Kong Water Infrastructure - 2.8% (1)
Beijing Enterprises Water Group Ltd.	1,114,037	439,080
China Water Affairs Group Limited	200,739	221,428
CT Environmental Group Limited (2)(3)	113,060	–
Guangdong Investment Limited	693,523	931,844
		1,592,352
Japan Water Equipment/Services - 3.1% (1)
Kurita Water Industries Ltd.	25,795	1,054,551
MIURA CO., LTD.	27,219	742,240
		1,796,791
Japan Water Infrastructure - 0.4% (1)
METAWATER Co. Ltd.	5,263	96,319
Organo Corp.	1,652	116,825
		213,144
Netherlands Water Equipment/Services - 2.3% (1)
Aalberts Industries N.V.	23,121	1,288,706
Switzerland Water Equipment/Services - 10.4% (1)
Ferguson PLC	28,907	4,426,618
Georg Fischer AG	989	1,223,983
Sulzer AG	4,217	356,590
		6,007,191
Switzerland Water Management - 7.5% (1)
Geberit AG	6,604	4,330,657
United Kingdom Water Infrastructure - 13.7% (1)
Pennon Group Plc	66,033	921,271
Pentair PLC	39,611	2,293,873
Severn Trent Plc	60,474	2,333,193
United Utilities Group PLC	162,829	2,347,099
		7,895,436
United States Water Infrastructure - 17.2% (1)
Franklin Electric Co., Inc.	9,423	796,809
IDEX Corporation	12,236	2,348,088
Middlesex Water Company	4,226	422,558
Montrose Environmental Group, Inc. (3)	6,220	274,364
Mueller Water Products, Inc.	37,957	481,674
SJW Group	6,625	432,083
Tetra Tech, Inc.	12,994	2,063,057
The York Water Company	3,085	138,424
Xylem, Inc.	33,045	2,939,353
		9,896,410
United States Water Management - 8.9% (1)
A.O. Smith Corporation	31,983	2,193,394
Badger Meter, Inc.	7,049	700,741
Lindsay Corporation	2,635	345,738
Watts Water Technologies, Inc.	6,623	953,381
Zurn Water Solutions Corp.	29,261	951,568
		5,144,822
United States Water Treatment - 9.6% (1)
Ecolab Inc.	24,477	4,314,316
Evoqua Water Technologies Corp. (3)	28,893	1,232,575
		5,546,891
United States Water Utilities - 14.4% (1)
American States Water Company	8,923	750,960
American Water Works Co., Inc.	29,414	4,444,161
California Water Service Group	12,451	708,835
Essential Utilities, Inc.	50,735	2,390,126
		8,294,082
Total Common Stock
(Cost $55,854,129)		57,460,340

Short Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $5,291)	5,291	5,291

Total Investments - 99.8% (1)
(Cost $55,859,420)		57,465,631
Other Assets in Excess of Liabilities, Net - 0.2%(1)		100,128
Total Net Assets - 100.0%(1)		$57,565,759

(1)	Calculated as a percentage of net assets.
(2)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:
	Level 1	Level 2	Level 3	Total
Common Stock	$57,460,340	$-	$-	$57,460,340
Short-Term Investment	5,291	-	-	5,291
Total Investments	$57,465,631	$-	$-	$57,465,631

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2021	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 2/28/2022	$-
Net unrealized depreciation of Level 3 Securities as of February 28, 2022	$(15,150)